Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Profit (loss) for the year	$ 38,113	$ 21,675	$ (41,035)
Adjustments required to present cash flows from operating activities (Annex A)	67,047	24,146	89,465
Cash from operating activities	105,160	45,821	48,430
Interest receipts	4,461	1,223	1,011
Interest paid	(33,123)	(24,381)	(41,020)
Income Tax paid	(3,700)	(3,497)	(861)
Repayment of contract assets	17,578	32,857	31,250
Net cash flows from operating activities	90,376	52,023	38,810
Cash flows from investing activities
Acquisition of consolidated companies (Annex B)	(56,962)	(156,496)	(8,554)
Restricted cash, net	(82,053)	47,999	(17,538)
Purchase, development and construction of fixed assets	(639,074)	(453,250)	(341,929)
Investment in deferred costs in respect of projects	(17,069)	(39,506)	(12,077)
Proceeds from sale (purchase) of short-term financial assets measured at fair value through profit or loss, net	(1,881)	(4,218)	(10,571)
Investments in bank deposits	(4,002)	0	(931)
Payments on account of acquisition of consolidated Company	(3,988)	(1,183)	(20,189)
Loan to investees	(3,706)	(4,091)	(39,636)
Investment in investees	(441)	(7,891)	(30,763)
Loan to non-controlling interests	0	(6,496)	0
Purchase of long term financial assets measured at fair value through profit or loss	(10,824)	(19,506)	(10,262)
Net cash used in investing activities	(820,000)	(644,638)	(492,450)
Cash flows from financing activities
Receipt of loans from banks and other financial institutions	541,024	632,943	309,418
Repayment of loans from banks and other financial institutions	(109,130)	(301,837)	(46,093)
Issuance of debentures	0	107,317	97,668
Issuance of convertible debentures	47,755	106,817	0
Repayment of debentures	(16,571)	(17,348)	(52,496)
Dividends and distributions by subsidiaries to non-controlling interest	(2,927)	(1,918)	(8,348)
Proceeds From Settlement Of Derivatives	7,820	0	(52,903)
Deferred borrowing costs	(4,957)	(9,951)	(31,540)
Receipt of loans from non-controlling interests	18,136	20,236	14,824
Repayment of loans from non-controlling interests	(2,302)	(9,706)	(5,801)
Consideration from sale of holding in consolidated entity, without loss of control	4,160	0	10,021
Increase in holding rights of consolidated entity	0	0	(30,403)
Prepayments on account of issuance of shares	(1,750)	0	0
Issuance of shares	206,625	175,079	105,950
Exercise of share options	8	25	18
Repayment of lease liability	(4,327)	(6,344)	(5,382)
Proceeds from investment in entities by non-controlling interest	1,177	57,001	38,595
Net cash from financing activities	684,741	752,314	343,528
Increase (decrease) in cash and cash equivalents	(44,883)	159,699	(110,112)
Cash and cash equivalents at beginning of period	265,933	99,330	197,675
Effect of exchange rate fluctuations on cash and cash equivalents	(27,181)	6,904	11,767
Cash and cash equivalents at end of year	$ 193,869	$ 265,933	$ 99,330